Property, plant and equipment - Disclosure of changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	€ 37,687
Property, plant and equipment at end of period	45,011	€ 37,687
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,784	1,961
Depreciation	(677)	(607)
Additions	914	498
Transfer to Assets held for sale	(104)	(66)
Change in the scope of consolidation	119	15
Translation differences	65	(34)
Other changes	(40)	17
Property, plant and equipment at end of period	2,061	1,784
Land | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	33	23
Depreciation	(3)	(4)
Additions	6	17
Transfer to Assets held for sale	(4)	(4)
Change in the scope of consolidation	2	0
Translation differences	1	0
Other changes	(11)	1
Property, plant and equipment at end of period	24	33
Buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,309	1,401
Depreciation	(275)	(248)
Additions	460	200
Transfer to Assets held for sale	(59)	(52)
Change in the scope of consolidation	54	15
Translation differences	46	(24)
Other changes	(25)	17
Property, plant and equipment at end of period	1,510	1,309
Plant, machinery and equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	153	265
Depreciation	(84)	(114)
Additions	42	12
Transfer to Assets held for sale	(33)	(6)
Change in the scope of consolidation	1	0
Translation differences	2	(2)
Other changes	(2)	(2)
Property, plant and equipment at end of period	79	153
Other assets - Assets subject to operating leases | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment at beginning of period	289	272
Depreciation	(315)	(241)
Additions	406	269
Transfer to Assets held for sale	(8)	(4)
Change in the scope of consolidation	62	0
Translation differences	16	(8)
Other changes	(2)	1
Property, plant and equipment at end of period	€ 448	€ 289